Schedule of Portfolio Investments
Boston Trust Asset Management Fund
September 30, 2024 (Unaudited)

Common Stocks (77.4%)
	Shares	Fair Value ($)
Communication Services (8.6%)
Alphabet, Inc., Class A	40,000	6,634,000
Alphabet, Inc., Class C	220,000	36,781,800
Comcast Corp., Class A	200,000	8,354,000
		51,769,800
Consumer Discretionary (5.0%)
Lowe's Cos., Inc.	25,000	6,771,250
NIKE, Inc., Class B	102,500	9,061,000
O'Reilly Automotive, Inc. (a)	4,500	5,182,200
Ross Stores, Inc.	15,000	2,257,650
Starbucks Corp.	67,000	6,531,830
		29,803,930
Consumer Staples (6.5%)
Church & Dwight Co., Inc.	48,750	5,105,100
Costco Wholesale Corp.	21,000	18,616,920
McCormick & Co., Inc. (Non-Voting)	40,000	3,292,000
PepsiCo, Inc.	30,000	5,101,500
Procter & Gamble (The) Co.	25,000	4,330,000
Sysco Corp.	35,000	2,732,100
		39,177,620
Energy (3.1%)
Chevron Corp.	20,000	2,945,400
ConocoPhillips	25,000	2,632,000
Exxon Mobil Corp.	94,500	11,077,290
Schlumberger NV	45,000	1,887,750
		18,542,440
Financials (12.6%)
American Express Co.	19,750	5,356,200
Berkshire Hathaway, Inc., Class B (a)	20,000	9,205,200
Chubb Ltd.	18,000	5,191,020
Cincinnati Financial Corp.	60,000	8,167,200
FactSet Research Systems, Inc.	13,720	6,309,142
JPMorgan Chase & Co.	79,000	16,657,940
Northern Trust Corp.	40,000	3,601,200
T. Rowe Price Group, Inc.	45,000	4,901,850
Visa, Inc., Class A	57,500	15,809,625
		75,199,377
Health Care (9.4%)
Agilent Technologies, Inc.	1,000	148,480
Becton, Dickinson and Co.	35,000	8,438,500
Edwards Lifesciences Corp. (a)	95,000	6,269,050
Johnson & Johnson	56,500	9,156,390
Merck & Co., Inc.	47,500	5,394,100
Mettler-Toledo International, Inc. (a)	3,500	5,248,950
Stryker Corp.	25,000	9,031,500
UnitedHealth Group, Inc.	17,000	9,939,560
Waters Corp. (a)	7,500	2,699,175
		56,325,705
Industrials (9.3%)
Automatic Data Processing, Inc.	65,000	17,987,450
Donaldson Co., Inc.	50,000	3,685,000
Hubbell, Inc.	18,500	7,924,475
Illinois Tool Works, Inc.	25,400	6,656,578
Union Pacific Corp.	25,500	6,285,240
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
United Parcel Service, Inc., Class B	42,000	5,726,280
W.W. Grainger, Inc.	7,300	7,583,313
		55,848,336
Information Technology (20.1%)
Accenture PLC, Class A	62,000	21,915,760
Analog Devices, Inc.	22,500	5,178,825
Apple, Inc.	143,000	33,319,000
Applied Materials, Inc.	15,000	3,030,750
Cisco Systems, Inc.	65,000	3,459,300
Microsoft Corp.	98,150	42,233,945
Oracle Corp.	50,000	8,520,000
TE Connectivity PLC	20,000	3,019,800
		120,677,380
Materials (2.1%)
Air Products and Chemicals, Inc.	25,500	7,592,370
AptarGroup, Inc.	32,500	5,206,175
		12,798,545
Utilities (0.7%)
Eversource Energy	500	34,025
WEC Energy Group, Inc.	40,000	3,847,200
		3,881,225
TOTAL COMMON STOCKS (Cost $101,399,714)		464,024,358

Corporate Bonds (3.9%)
	Principal Amount ($)
Communication Services (0.1%)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	246,354
Consumer Discretionary (0.5%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	930,243
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	731,310
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	680,769
McDonald's Corp., 2.62%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	468,445
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	344,631
		3,155,398
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	688,931
Financials (1.4%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	498,988
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,975,764
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	545,425

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
September 30, 2024 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Financials (continued)
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	996,214
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.00%, 4/23/29(b)	500,000	494,665
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,978,939
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,982,942
		8,472,937
Health Care (0.6%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	787,592
Merck & Co., Inc., 1.70%, 6/10/27	350,000	331,650
Pfizer, Inc., 3.60%, 9/15/28	500,000	495,209
Stryker Corp., 1.95%, 6/15/30	1,000,000	881,856
UnitedHealth Group, Inc., 3.37%, 4/15/27	500,000	493,293
Zoetis, Inc., 3.90%, 8/20/28	750,000	744,162
		3,733,762
Industrials (0.7%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,292,593
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	975,143
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	484,155
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,221,828
Union Pacific Corp., 3.95%, 9/10/28	400,000	399,763
		4,373,482
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,477,841
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	379,973
TOTAL CORPORATE BONDS (Cost $23,657,676)		23,528,678

U.S. Government & U.S. Government Agency Obligations (17.7%)

Federal Farm Credit Bank (2.3%)
3.39%, 2/1/28	2,000,000	1,985,012
3.85%, 12/26/25	2,770,000	2,773,157
2.95%, 1/27/25	2,000,000	1,989,160
3.25%, 2/27/34	1,500,000	1,402,840
3.87%, 9/20/32	1,000,000	997,334
4.37%, 3/3/33	1,500,000	1,531,466
3.50%, 3/2/34	3,000,000	2,863,583
		13,542,552
Federal Home Loan Bank (0.8%)
3.50%, 7/20/32	1,500,000	1,450,426
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
Federal Home Loan Bank (continued)
4.00%, 6/10/33	2,500,000	2,492,236
2.50%, 12/10/27	1,500,000	1,447,382
		5,390,044
U.S. Treasury Bond (5.1%)
5.37%, 2/15/31	5,500,000	6,058,809
4.50%, 2/15/36	15,250,000	16,341,328
3.50%, 2/15/39	4,250,000	4,056,592
4.50%, 2/15/44	4,000,000	4,173,750
		30,630,479
U.S. Treasury Inflation Indexed Note (0.7%)
1.13%, 1/15/33	2,631,525	2,546,900
1.38%, 7/15/33	1,548,600	1,531,230
		4,078,130
U.S. Treasury Note (8.8%)
2.25%, 11/15/27	6,500,000	6,246,348
2.13%, 5/31/26	5,000,000	4,872,656
0.88%, 11/15/30	4,000,000	3,404,375
3.25%, 6/30/29	6,500,000	6,406,309
4.12%, 6/15/26	4,000,000	4,027,031
3.38%, 5/15/33	6,000,000	5,833,359
3.88%, 8/15/33	14,000,000	14,112,656
4.00%, 2/15/34	7,750,000	7,883,203
		52,785,937
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,681,202)		106,427,142

Investment Companies (0.9%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.78% (c)	5,098,978	5,098,978
TOTAL INVESTMENT COMPANIES (Cost $5,098,978)		5,098,978
Total Investments (Cost $231,837,570) — 99.9%		599,079,156
Other assets in excess of liabilities — 0.1%		753,186
Net Assets — 100.0%		$599,832,342

(a)	Non-income producing security.
(b)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(c)	Rate disclosed is the seven-day yield as of September 30, 2024.

MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Equity Fund
September 30, 2024 (Unaudited)

Common Stocks (99.4%)
	Shares	Fair Value ($)
Communication Services (9.6%)
Alphabet, Inc., Class A	15,000	2,487,750
Alphabet, Inc., Class C	100,000	16,719,000
Comcast Corp., Class A	116,500	4,866,205
		24,072,955
Consumer Discretionary (6.6%)
Lowe's Cos., Inc.	10,000	2,708,500
NIKE, Inc., Class B	30,000	2,652,000
O'Reilly Automotive, Inc. (a)	3,300	3,800,280
Ross Stores, Inc.	7,000	1,053,570
Starbucks Corp.	40,000	3,899,600
TJX (The) Cos., Inc.	21,500	2,527,110
		16,641,060
Consumer Staples (8.6%)
Church & Dwight Co., Inc.	15,000	1,570,800
Costco Wholesale Corp.	12,000	10,638,240
Diageo PLC, Sponsored ADR	7,500	1,052,550
Hershey (The) Co.	5,000	958,900
McCormick & Co., Inc. (Non-Voting)	14,000	1,152,200
PepsiCo, Inc.	18,000	3,060,900
Procter & Gamble (The) Co.	9,000	1,558,800
Sysco Corp.	20,000	1,561,200
		21,553,590
Energy (4.2%)
Chevron Corp.	13,000	1,914,510
Exxon Mobil Corp.	50,000	5,861,000
Schlumberger NV	67,500	2,831,625
		10,607,135
Financials (14.2%)
American Express Co.	10,500	2,847,600
Berkshire Hathaway, Inc., Class B (a)	8,750	4,027,275
Chubb Ltd.	10,000	2,883,900
Cincinnati Financial Corp.	20,000	2,722,400
FactSet Research Systems, Inc.	5,500	2,529,175
JPMorgan Chase & Co.	42,250	8,908,835
Northern Trust Corp.	22,500	2,025,675
T. Rowe Price Group, Inc.	20,000	2,178,600
Visa, Inc., Class A	28,000	7,698,600
		35,822,060
Health Care (14.9%)
Agilent Technologies, Inc.	20,000	2,969,600
Becton, Dickinson and Co.	15,000	3,616,500
Cooper (The) Cos., Inc. (a)	31,250	3,448,125
Edwards Lifesciences Corp. (a)	22,500	1,484,775
Johnson & Johnson	28,500	4,618,710
Merck & Co., Inc.	22,500	2,555,100
Mettler-Toledo International, Inc. (a)	1,500	2,249,550
Stryker Corp.	12,000	4,335,120
UnitedHealth Group, Inc.	10,200	5,963,736
Waters Corp. (a)	10,750	3,868,817
Zoetis, Inc.	12,000	2,344,560
		37,454,593
Industrials (12.0%)
Automatic Data Processing, Inc.	20,000	5,534,600
Deere & Co.	4,750	1,982,318
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Donaldson Co., Inc.	15,000	1,105,500
Hubbell, Inc.	10,000	4,283,500
Illinois Tool Works, Inc.	15,000	3,931,050
Union Pacific Corp.	18,500	4,559,880
United Parcel Service, Inc., Class B	15,000	2,045,100
W.W. Grainger, Inc.	6,500	6,752,265
		30,194,213
Information Technology (25.6%)
Accenture PLC, Class A	25,000	8,837,000
Analog Devices, Inc.	16,500	3,797,805
Apple, Inc.	79,100	18,430,300
Applied Materials, Inc.	10,250	2,071,012
Microsoft Corp.	51,000	21,945,300
Oracle Corp.	40,000	6,816,000
TE Connectivity PLC	16,500	2,491,335
		64,388,752
Materials (2.6%)
Air Products and Chemicals, Inc.	14,800	4,406,552
AptarGroup, Inc.	14,250	2,282,708
		6,689,260
Utilities (1.1%)
Eversource Energy	6,700	455,935
WEC Energy Group, Inc.	25,000	2,404,500
		2,860,435
TOTAL COMMON STOCKS (Cost $72,855,302)		250,284,053

Investment Companies (0.6%)

Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	1,605,595	1,605,595
TOTAL INVESTMENT COMPANIES (Cost $1,605,595)		1,605,595
Total Investments (Cost $74,460,897) — 100.0%		251,889,648
Other assets in excess of liabilities — 0.0%(c)		19,956
Net Assets — 100.0%		$251,909,604

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.
(c)	Represents less than 0.05%.

ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Midcap Fund
September 30, 2024 (Unaudited)

Common Stocks (99.0%)
	Shares	Fair Value ($)
Communication Services (2.5%)
Electronic Arts, Inc.	26,930	3,862,839
Omnicom Group, Inc.	26,170	2,705,717
		6,568,556
Consumer Discretionary (11.1%)
AutoZone, Inc. (a)	1,160	3,654,046
Choice Hotels International, Inc.	31,610	4,118,783
Columbia Sportswear Co.	30,085	2,502,771
Genuine Parts Co.	17,115	2,390,623
Lululemon Athletica, Inc. (a)	12,970	3,519,410
Ross Stores, Inc.	33,235	5,002,200
Ulta Beauty, Inc. (a)	9,245	3,597,414
Williams-Sonoma, Inc.	27,780	4,303,678
		29,088,925
Consumer Staples (7.0%)
BJ's Wholesale Club Holdings, Inc. (a)	55,255	4,557,432
Brown-Forman Corp., Class B	56,500	2,779,800
Church & Dwight Co., Inc.	22,640	2,370,861
Hershey (The) Co.	16,295	3,125,055
McCormick & Co., Inc. (Non-Voting)	34,650	2,851,695
Sysco Corp.	34,480	2,691,509
		18,376,352
Energy (3.3%)
Baker Hughes Co.	134,115	4,848,257
Marathon Oil Corp.	137,395	3,658,829
		8,507,086
Financials (15.3%)
American Financial Group, Inc.	24,345	3,276,837
Brown & Brown, Inc.	35,330	3,660,188
Cboe Global Markets, Inc.	13,720	2,810,817
Cincinnati Financial Corp.	25,835	3,516,660
Cullen/Frost Bankers, Inc.	22,765	2,546,493
East West Bancorp, Inc.	31,390	2,597,209
Everest Group Ltd.	6,310	2,472,447
FactSet Research Systems, Inc.	12,420	5,711,337
M&T Bank Corp.	16,860	3,003,103
Northern Trust Corp.	28,255	2,543,798
SEI Investments Co.	74,000	5,120,060
T. Rowe Price Group, Inc.	26,025	2,834,903
		40,093,852
Health Care (12.1%)
Agilent Technologies, Inc.	25,225	3,745,408
Chemed Corp.	3,930	2,361,812
Cooper (The) Cos., Inc. (a)	51,895	5,726,094
Labcorp Holdings, Inc.	11,285	2,521,972
Medpace Holdings, Inc. (a)	5,910	1,972,758
Mettler-Toledo International, Inc. (a)	2,790	4,184,163
STERIS PLC	14,520	3,521,681
Teleflex, Inc.	16,220	4,011,530
Waters Corp. (a)	10,295	3,705,068
		31,750,486
Industrials (19.0%)
A O Smith Corp.	37,410	3,360,540
Allegion PLC	27,660	4,031,168
AMETEK, Inc.	26,370	4,527,993
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Broadridge Financial Solutions, Inc.	11,160	2,399,735
Donaldson Co., Inc.	58,910	4,341,667
Expeditors International of Washington, Inc.	28,745	3,777,093
Hubbell, Inc.	8,985	3,848,725
Lincoln Electric Holdings, Inc.	12,955	2,487,619
Nordson Corp.	15,050	3,952,581
Paychex, Inc.	55,895	7,500,550
Paycom Software, Inc.	23,575	3,926,888
Rockwell Automation, Inc.	10,315	2,769,165
W.W. Grainger, Inc.	2,790	2,898,280
		49,822,004
Information Technology (11.2%)
Amdocs Ltd.	26,925	2,355,399
ANSYS, Inc. (a)	14,495	4,618,542
Check Point Software Technologies Ltd. (a)	17,015	3,280,662
Fortinet, Inc. (a)	49,895	3,869,357
ON Semiconductor Corp. (a)	34,325	2,492,338
TE Connectivity PLC	25,485	3,847,980
Teradyne, Inc.	37,535	5,027,063
Zebra Technologies Corp., Class A (a)	10,640	3,940,205
		29,431,546
Materials (6.2%)
AptarGroup, Inc.	30,035	4,811,307
Avery Dennison Corp.	15,335	3,385,354
Ball Corp.	39,765	2,700,441
Packaging Corp. of America	8,955	1,928,907
RPM International, Inc.	27,105	3,279,705
		16,105,714
Real Estate (4.3%)
AvalonBay Communities, Inc.	15,430	3,475,607
CubeSmart	54,230	2,919,201
Jones Lang LaSalle, Inc. (a)	18,270	4,929,429
		11,324,237
Utilities (7.0%)
Atmos Energy Corp.	26,655	3,697,315
Essential Utilities, Inc.	127,855	4,931,367
Eversource Energy	61,755	4,202,428
ONE Gas, Inc.	33,330	2,480,419
WEC Energy Group, Inc.	30,830	2,965,229
		18,276,758
TOTAL COMMON STOCKS (Cost $180,170,721)		259,345,516

Schedule of Portfolio Investments
Boston Trust Midcap Fund
September 30, 2024 (Unaudited)
Investment Companies (1.0%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	2,635,661	2,635,661
TOTAL INVESTMENT COMPANIES (Cost $2,635,661)		2,635,661
Total Investments (Cost $182,806,382) — 100.0%		261,981,177
Other assets in excess of liabilities — 0.0%		19,397
Net Assets — 100.0%		$262,000,574

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
September 30, 2024 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (1.1%)
Interpublic Group of (The) Cos., Inc.	300,755	9,512,881
Consumer Discretionary (10.3%)
Cavco Industries, Inc. (a)	16,424	7,033,414
Choice Hotels International, Inc.	99,484	12,962,765
Columbia Sportswear Co.	111,279	9,257,300
Genuine Parts Co.	59,736	8,343,924
Service Corp. International	186,025	14,682,953
Texas Roadhouse, Inc.	53,556	9,457,990
TopBuild Corp. (a)	29,591	12,037,915
Williams-Sonoma, Inc.	74,755	11,581,044
		85,357,305
Consumer Staples (6.4%)
BJ's Wholesale Club Holdings, Inc. (a)	173,469	14,307,723
Clorox (The) Co.	68,885	11,222,055
Flowers Foods, Inc.	360,521	8,317,220
McCormick & Co., Inc. (Non-Voting)	107,625	8,857,538
Simply Good Foods (The) Co. (a)	283,972	9,873,706
		52,578,242
Energy (4.3%)
Cactus, Inc., Class A	194,544	11,608,440
Magnolia Oil & Gas Corp., Class A	506,650	12,372,393
Matador Resources Co.	239,090	11,815,828
		35,796,661
Financials (16.2%)
American Financial Group, Inc.	92,325	12,426,945
Cboe Global Markets, Inc.	56,660	11,607,934
Cincinnati Financial Corp.	96,820	13,179,138
Cohen & Steers, Inc.	75,648	7,258,426
Commerce Bancshares, Inc.	143,010	8,494,794
Cullen/Frost Bankers, Inc.	70,305	7,864,317
East West Bancorp, Inc.	77,082	6,377,765
FactSet Research Systems, Inc.	33,705	15,499,244
International Bancshares Corp.	97,965	5,857,327
Jack Henry & Associates, Inc.	48,468	8,556,541
Northern Trust Corp.	129,920	11,696,698
SEI Investments Co.	229,973	15,911,832
Selective Insurance Group, Inc.	99,341	9,268,515
		133,999,476
Health Care (10.9%)
Charles River Laboratories International, Inc. (a)	64,531	12,710,671
Chemed Corp.	22,553	13,553,676
Cooper (The) Cos., Inc. (a)	151,349	16,699,849
Medpace Holdings, Inc. (a)	27,880	9,306,344
Revvity, Inc.	58,187	7,433,389
Teleflex, Inc.	60,249	14,900,783
Waters Corp. (a)	43,947	15,816,086
		90,420,798
Industrials (19.9%)
A O Smith Corp.	131,632	11,824,503
Allegion PLC	93,955	13,693,002
Applied Industrial Technologies, Inc.	48,523	10,826,937
Donaldson Co., Inc.	162,870	12,003,519
ExlService Holdings, Inc. (a)	331,982	12,665,113
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	93,826	12,328,736
Hubbell, Inc.	19,260	8,250,021
IDEX Corp.	51,271	10,997,629
Lincoln Electric Holdings, Inc.	41,601	7,988,224
Masco Corp.	114,805	9,636,732
Nordson Corp.	58,967	15,486,503
Paycom Software, Inc.	71,222	11,863,449
Snap-on, Inc.	42,429	12,292,106
Toro (The) Co.	77,448	6,717,065
Watts Water Technologies, Inc., Class A	41,086	8,512,608
		165,086,147
Information Technology (13.6%)
Akamai Technologies, Inc. (a)	79,411	8,016,541
Amdocs Ltd.	133,005	11,635,277
Axcelis Technologies, Inc. (a)	52,336	5,487,430
Check Point Software Technologies Ltd. (a)	71,067	13,702,428
Dolby Laboratories, Inc., Class A	113,368	8,676,053
F5, Inc. (a)	46,745	10,293,249
Manhattan Associates, Inc. (a)	22,965	6,461,892
Progress Software Corp.	182,295	12,281,214
Qualys, Inc. (a)	90,665	11,646,826
Teradyne, Inc.	74,337	9,955,954
Zebra Technologies Corp., Class A (a)	39,084	14,473,587
		112,630,451
Materials (6.8%)
AptarGroup, Inc.	110,628	17,721,499
Avery Dennison Corp.	48,563	10,720,768
Packaging Corp. of America	38,403	8,272,006
RPM International, Inc.	107,335	12,987,535
Silgan Holdings, Inc.	118,260	6,208,650
		55,910,458
Real Estate (6.1%)
Camden Property Trust	70,963	8,766,060
CubeSmart	174,875	9,413,521
Jones Lang LaSalle, Inc. (a)	48,685	13,135,700
Lamar Advertising Co., Class A	82,545	11,028,012
STAG Industrial, Inc.	201,858	7,890,629
		50,233,922
Utilities (3.7%)
Atmos Energy Corp.	66,940	9,285,248
Essential Utilities, Inc.	248,788	9,595,753
IDACORP, Inc.	48,468	4,996,566
ONE Gas, Inc.	95,517	7,108,375
		30,985,942
TOTAL COMMON STOCKS (Cost $659,550,809)		822,512,283

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
September 30, 2024 (Unaudited)
Investment Companies (0.9%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	6,947,752	6,947,752
TOTAL INVESTMENT COMPANIES (Cost $6,947,752)		6,947,752
Total Investments (Cost $666,498,561) — 100.2%		829,460,035
Liabilities in excess of other assets — (0.2)%		(1,346,589)
Net Assets — 100.0%		$828,113,446

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
September 30, 2024 (Unaudited)

Common Stocks (68.8%)
	Shares	Fair Value ($)
Communication Services (7.2%)
Alphabet, Inc., Class A	20,000	3,317,000
Alphabet, Inc., Class C	42,300	7,072,137
Comcast Corp., Class A	37,575	1,569,508
		11,958,645
Consumer Discretionary (4.5%)
AutoZone, Inc. (a)	780	2,457,031
Lowe's Cos., Inc.	5,800	1,570,930
Ross Stores, Inc.	13,000	1,956,630
Starbucks Corp.	15,850	1,545,217
		7,529,808
Consumer Staples (3.9%)
Costco Wholesale Corp.	4,200	3,723,384
PepsiCo, Inc.	15,915	2,706,346
		6,429,730
Energy (2.1%)
ConocoPhillips	33,345	3,510,561
Financials (9.1%)
Chubb Ltd.	9,500	2,739,705
FactSet Research Systems, Inc.	2,565	1,179,515
JPMorgan Chase & Co.	19,685	4,150,779
Marsh & McLennan Cos., Inc.	7,485	1,669,829
T. Rowe Price Group, Inc.	9,420	1,026,120
Visa, Inc., Class A	15,645	4,301,593
		15,067,541
Health Care (10.9%)
Agilent Technologies, Inc.	8,000	1,187,840
Becton, Dickinson and Co.	7,250	1,747,975
Cooper (The) Cos., Inc. (a)	12,000	1,324,080
Johnson & Johnson	19,745	3,199,875
Merck & Co., Inc.	12,665	1,438,237
Stryker Corp.	9,250	3,341,655
UnitedHealth Group, Inc.	6,750	3,946,590
Waters Corp. (a)	5,425	1,952,403
		18,138,655
Industrials (7.1%)
Automatic Data Processing, Inc.	6,695	1,852,707
Deere & Co.	5,500	2,295,315
Donaldson Co., Inc.	13,390	986,843
Hubbell, Inc.	7,000	2,998,450
Union Pacific Corp.	9,500	2,341,560
United Parcel Service, Inc., Class B	10,000	1,363,400
		11,838,275
Information Technology (21.6%)
Accenture PLC, Class A	12,000	4,241,760
Adobe, Inc. (a)	3,740	1,936,497
Analog Devices, Inc.	8,315	1,913,864
Apple, Inc.	36,265	8,449,745
Applied Materials, Inc.	6,130	1,238,567
Cisco Systems, Inc.	35,515	1,890,108
KLA Corp.	950	735,690
Microsoft Corp.	30,415	13,087,574
NVIDIA Corp.	6,030	732,283
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
QUALCOMM, Inc.	3,600	612,180
TE Connectivity PLC	6,500	981,435
		35,819,703
Materials (1.8%)
Air Products and Chemicals, Inc.	5,605	1,668,833
AptarGroup, Inc.	7,985	1,279,117
		2,947,950
Utilities (0.6%)
Eversource Energy	13,755	936,028
TOTAL COMMON STOCKS (Cost $37,256,767)		114,176,896

Corporate Bonds (9.3%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.95%, 10/15/25	250,000	249,294
Comcast Corp., 3.30%, 4/1/27	250,000	245,960
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	857,979
		1,353,233
Consumer Discretionary (1.9%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,262,926
NIKE, Inc., 2.75%, 3/27/27	500,000	487,285
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	340,581
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	990,892
		3,081,684
Consumer Staples (0.9%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,453,736
Financials (0.8%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	331,469
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	490,021
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	98,106
Mastercard, Inc., 3.30%, 3/26/27	150,000	147,896
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	272,104
		1,339,596
Health Care (1.8%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	99,211
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	245,056
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,147,277
Stryker Corp., 1.15%, 6/15/25	100,000	97,635

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
September 30, 2024 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Health Care (continued)
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	296,876
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,138,216
		3,024,271
Industrials (0.7%)
3M Co., 3.00%, 8/7/25, MTN	250,000	247,028
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	142,781
Hubbell, Inc., 3.50%, 2/15/28	150,000	146,272
Hubbell, Inc., 2.30%, 3/15/31	500,000	438,979
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	193,726
		1,168,786
Information Technology (1.0%)
Apple, Inc., 3.00%, 6/20/27	200,000	196,451
Apple, Inc., 2.20%, 9/11/29	350,000	324,390
Intel Corp., 3.90%, 3/25/30	1,000,000	961,827
Oracle Corp., 2.50%, 4/1/25	200,000	197,693
		1,680,361
Materials (0.8%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,280,222
Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	961,966
TOTAL CORPORATE BONDS (Cost $16,325,729)		15,343,855

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	279,808
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	412,774
TOTAL MUNICIPAL BONDS (Cost $856,538)		692,582

U.S. Government & U.S. Government Agency Obligations (20.8%)

Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	244,372
2.85%, 3/2/28	750,000	731,588
		975,960
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	796,052
Federal National Mortgage Association (0.9%)
2.13%, 4/24/26	550,000	536,616
1.88%, 9/24/26	1,000,000	964,889
		1,501,505
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/41	19,647	19,342
4.00%, 9/15/40	8,706	8,527
		27,869
U.S. Treasury Bond (3.5%)
3.88%, 5/15/43	5,995,000	5,772,061
U.S. Treasury Inflation Indexed Note (3.8%)
0.75%, 7/15/28	624,555	612,608
0.25%, 7/15/29	1,225,780	1,166,565
0.13%, 1/15/32	4,892,051	4,434,988
		6,214,161
U.S. Treasury Note (11.6%)
2.75%, 8/15/32	9,075,000	8,480,162
3.88%, 8/15/33	10,750,000	10,836,504
		19,316,666
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,914,837)		34,604,274

Investment Companies (0.6%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.78% (c)	1,056,353	1,056,353
TOTAL INVESTMENT COMPANIES (Cost $1,056,353)		1,056,353
Total Investments (Cost $89,410,224) — 99.9%		165,873,960
Other assets in excess of liabilities — 0.1%		218,358
Net Assets — 100.0%		$166,092,318

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of September 30, 2024.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
September 30, 2024 (Unaudited)

Common Stocks (99.4%)
	Shares	Fair Value ($)
Communication Services (9.2%)
Alphabet, Inc., Class A	47,805	7,928,459
Alphabet, Inc., Class C	75,015	12,541,758
Comcast Corp., Class A	118,590	4,953,504
		25,423,721
Consumer Discretionary (8.3%)
AutoZone, Inc. (a)	1,505	4,740,810
Booking Holdings, Inc.	790	3,327,575
Lowe's Cos., Inc.	12,300	3,331,455
McDonald's Corp.	8,400	2,557,884
NIKE, Inc., Class B	33,730	2,981,732
Ross Stores, Inc.	20,730	3,120,072
Starbucks Corp.	29,965	2,921,288
		22,980,816
Consumer Staples (4.3%)
Costco Wholesale Corp.	3,680	3,262,394
Hershey (The) Co.	14,700	2,819,166
PepsiCo, Inc.	34,865	5,928,793
		12,010,353
Energy (3.7%)
ConocoPhillips	97,215	10,234,795
Financials (13.4%)
American Express Co.	11,235	3,046,932
Chubb Ltd.	24,570	7,085,742
FactSet Research Systems, Inc.	5,750	2,644,138
JPMorgan Chase & Co.	49,415	10,419,647
Marsh & McLennan Cos., Inc.	15,230	3,397,661
T. Rowe Price Group, Inc.	20,180	2,198,207
Visa, Inc., Class A	31,125	8,557,819
		37,350,146
Health Care (14.4%)
Agilent Technologies, Inc.	19,770	2,935,450
Becton, Dickinson and Co.	15,165	3,656,281
Cooper (The) Cos., Inc. (a)	29,750	3,282,615
Danaher Corp.	4,345	1,207,997
Johnson & Johnson	45,710	7,407,763
Merck & Co., Inc.	32,760	3,720,226
Stryker Corp.	16,470	5,949,952
UnitedHealth Group, Inc.	14,775	8,638,647
Waters Corp. (a)	9,005	3,240,809
		40,039,740
Industrials (10.5%)
Automatic Data Processing, Inc.	15,605	4,318,372
Deere & Co.	11,995	5,005,873
Donaldson Co., Inc.	32,750	2,413,675
Hubbell, Inc.	10,695	4,581,203
Union Pacific Corp.	26,635	6,564,995
United Parcel Service, Inc., Class B	26,090	3,557,110
W.W. Grainger, Inc.	2,570	2,669,742
		29,110,970
Information Technology (32.2%)
Accenture PLC, Class A	27,825	9,835,581
Adobe, Inc. (a)	7,810	4,043,862
Analog Devices, Inc.	21,190	4,877,302
Apple, Inc.	104,370	24,318,210
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Applied Materials, Inc.	33,570	6,782,818
Cisco Systems, Inc.	80,720	4,295,918
KLA Corp.	3,960	3,066,664
Microsoft Corp.	56,920	24,492,676
NVIDIA Corp.	26,695	3,241,841
QUALCOMM, Inc.	9,960	1,693,698
TE Connectivity PLC	18,210	2,749,528
		89,398,098
Materials (2.5%)
Air Products and Chemicals, Inc.	12,400	3,691,976
AptarGroup, Inc.	19,770	3,166,956
		6,858,932
Utilities (0.9%)
Eversource Energy	38,575	2,625,029
TOTAL COMMON STOCKS (Cost $99,634,301)		276,032,600

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	1,905,371	1,905,371
TOTAL INVESTMENT COMPANIES (Cost $1,905,371)		1,905,371
Total Investments (Cost $101,539,672) — 100.1%		277,937,971
Liabilities in excess of other assets — (0.1)%		(142,742)
Net Assets — 100.0%		$277,795,229

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
September 30, 2024 (Unaudited)

Common Stocks (98.7%)
	Shares	Fair Value ($)
Communication Services (2.5%)
Electronic Arts, Inc.	15,695	2,251,291
Omnicom Group, Inc.	15,270	1,578,765
		3,830,056
Consumer Discretionary (11.4%)
AutoZone, Inc. (a)	855	2,693,284
Choice Hotels International, Inc.	17,980	2,342,794
Columbia Sportswear Co.	16,185	1,346,430
Genuine Parts Co.	10,550	1,473,624
Lululemon Athletica, Inc. (a)	8,190	2,222,357
Ross Stores, Inc.	18,890	2,843,134
Ulta Beauty, Inc. (a)	5,355	2,083,738
Williams-Sonoma, Inc.	15,295	2,369,501
		17,374,862
Consumer Staples (6.1%)
BJ's Wholesale Club Holdings, Inc. (a)	31,695	2,614,204
Church & Dwight Co., Inc.	14,370	1,504,826
Hershey (The) Co.	10,290	1,973,416
McCormick & Co., Inc. (Non-Voting)	20,385	1,677,686
Sysco Corp.	19,685	1,536,611
		9,306,743
Energy (2.7%)
Baker Hughes Co.	113,430	4,100,494
Financials (15.6%)
American Financial Group, Inc.	13,745	1,850,077
Brown & Brown, Inc.	20,115	2,083,914
Cboe Global Markets, Inc.	10,010	2,050,749
Cincinnati Financial Corp.	14,965	2,037,036
Cullen/Frost Bankers, Inc.	13,775	1,540,871
East West Bancorp, Inc.	17,980	1,487,665
Everest Group Ltd.	3,820	1,496,791
FactSet Research Systems, Inc.	7,170	3,297,124
M&T Bank Corp.	9,745	1,735,779
Northern Trust Corp.	17,120	1,541,314
SEI Investments Co.	42,545	2,943,689
T. Rowe Price Group, Inc.	15,040	1,638,307
		23,703,316
Health Care (12.2%)
Agilent Technologies, Inc.	14,165	2,103,219
Chemed Corp.	2,465	1,481,391
Cooper (The) Cos., Inc. (a)	29,325	3,235,721
Labcorp Holdings, Inc.	6,810	1,521,899
Medpace Holdings, Inc. (a)	3,525	1,176,645
Mettler-Toledo International, Inc. (a)	1,555	2,332,034
STERIS PLC	9,795	2,375,679
Teleflex, Inc.	9,385	2,321,098
Waters Corp. (a)	5,880	2,116,153
		18,663,839
Industrials (19.5%)
A O Smith Corp.	21,290	1,912,481
Allegion PLC	15,820	2,305,607
AMETEK, Inc.	15,375	2,640,041
Broadridge Financial Solutions, Inc.	6,565	1,411,672
Donaldson Co., Inc.	33,285	2,453,104
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	16,305	2,142,477
Hubbell, Inc.	5,820	2,492,997
Lincoln Electric Holdings, Inc.	11,095	2,130,462
Nordson Corp.	8,650	2,271,749
Paychex, Inc.	33,120	4,444,373
Paycom Software, Inc.	13,805	2,299,499
Rockwell Automation, Inc.	5,760	1,546,330
W.W. Grainger, Inc.	1,660	1,724,424
		29,775,216
Information Technology (11.4%)
Amdocs Ltd.	17,085	1,494,596
ANSYS, Inc. (a)	8,345	2,658,967
Check Point Software Technologies Ltd. (a)	9,690	1,868,329
Fortinet, Inc. (a)	31,575	2,448,641
ON Semiconductor Corp. (a)	20,100	1,459,461
TE Connectivity PLC	14,655	2,212,759
Teradyne, Inc.	21,390	2,864,763
Zebra Technologies Corp., Class A (a)	6,185	2,290,429
		17,297,945
Materials (6.2%)
AptarGroup, Inc.	16,855	2,700,003
Avery Dennison Corp.	8,775	1,937,169
Ball Corp.	26,375	1,791,126
Packaging Corp. of America	5,175	1,114,695
RPM International, Inc.	16,170	1,956,570
		9,499,563
Real Estate (4.5%)
AvalonBay Communities, Inc.	8,955	2,017,114
CubeSmart	30,785	1,657,157
Jones Lang LaSalle, Inc. (a)	11,950	3,224,229
		6,898,500
Utilities (6.6%)
Atmos Energy Corp.	15,165	2,103,537
Essential Utilities, Inc.	75,785	2,923,028
Eversource Energy	43,485	2,959,154
ONE Gas, Inc.	26,910	2,002,642
		9,988,361
TOTAL COMMON STOCKS (Cost $103,667,082)		150,438,895

Investment Companies (1.6%)

Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	2,436,405	2,436,405
TOTAL INVESTMENT COMPANIES (Cost $2,436,405)		2,436,405
Total Investments (Cost $106,103,487) — 100.3%		152,875,300
Liabilities in excess of other assets — (0.3)%		(423,016)
Net Assets — 100.0%		$152,452,284

(a)	Non-income producing security.

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
September 30, 2024 (Unaudited)
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
September 30, 2024 (Unaudited)

Common Stocks (98.9%)
	Shares	Fair Value ($)
Communication Services (1.1%)
Interpublic Group of (The) Cos., Inc.	107,690	3,406,235
Consumer Discretionary (9.2%)
Cavco Industries, Inc. (a)	5,565	2,383,156
Choice Hotels International, Inc.	39,841	5,191,282
Columbia Sportswear Co.	39,064	3,249,734
Genuine Parts Co.	21,572	3,013,177
Texas Roadhouse, Inc.	18,985	3,352,751
TopBuild Corp. (a)	15,425	6,275,044
Williams-Sonoma, Inc.	26,689	4,134,660
		27,599,804
Consumer Staples (6.6%)
BJ's Wholesale Club Holdings, Inc. (a)	62,137	5,125,060
Clorox (The) Co.	24,749	4,031,860
Flowers Foods, Inc.	160,561	3,704,142
McCormick & Co., Inc. (Non-Voting)	40,023	3,293,893
Simply Good Foods (The) Co. (a)	102,220	3,554,189
		19,709,144
Financials (16.9%)
American Financial Group, Inc.	31,675	4,263,455
Cboe Global Markets, Inc.	22,610	4,632,111
Cincinnati Financial Corp.	40,155	5,465,899
Cohen & Steers, Inc.	28,115	2,697,634
Commerce Bancshares, Inc.	51,705	3,071,277
Cullen/Frost Bankers, Inc.	25,066	2,803,883
East West Bancorp, Inc.	27,722	2,293,718
FactSet Research Systems, Inc.	13,655	6,279,252
International Bancshares Corp.	35,043	2,095,221
Jack Henry & Associates, Inc.	22,625	3,994,217
Northern Trust Corp.	46,280	4,166,588
SEI Investments Co.	82,220	5,688,802
Selective Insurance Group, Inc.	33,595	3,134,414
		50,586,471
Health Care (9.4%)
Chemed Corp.	7,466	4,486,842
Cooper (The) Cos., Inc. (a)	53,160	5,865,674
Medpace Holdings, Inc. (a)	10,380	3,464,844
Revvity, Inc.	20,721	2,647,108
Teleflex, Inc.	21,379	5,287,454
Waters Corp. (a)	17,992	6,475,141
		28,227,063
Industrials (26.1%)
A O Smith Corp.	68,470	6,150,660
Acuity Brands, Inc.	14,224	3,917,147
Allegion PLC	39,245	5,719,566
Applied Industrial Technologies, Inc.	34,970	7,802,856
Donaldson Co., Inc.	72,006	5,306,842
ExlService Holdings, Inc. (a)	118,299	4,513,107
Expeditors International of Washington, Inc.	31,637	4,157,102
Franklin Electric Co., Inc.	27,095	2,840,098
Hubbell, Inc.	10,451	4,476,686
IDEX Corp.	28,045	6,015,653
Lincoln Electric Holdings, Inc.	17,320	3,325,786
Masco Corp.	50,584	4,246,021
Nordson Corp.	20,493	5,382,077
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Paycom Software, Inc.	25,455	4,240,039
Snap-on, Inc.	14,295	4,141,404
Toro (The) Co.	29,941	2,596,783
Watts Water Technologies, Inc., Class A	14,687	3,043,000
		77,874,827
Information Technology (16.1%)
Akamai Technologies, Inc. (a)	28,530	2,880,104
Amdocs Ltd.	47,325	4,139,991
Aspen Technology, Inc. (a)	14,405	3,440,202
Axcelis Technologies, Inc. (a)	19,065	1,998,965
Check Point Software Technologies Ltd. (a)	25,065	4,832,783
Dolby Laboratories, Inc., Class A	52,730	4,035,427
F5, Inc. (a)	16,697	3,676,679
Manhattan Associates, Inc. (a)	14,295	4,022,327
Progress Software Corp.	64,763	4,363,083
Qualys, Inc. (a)	46,710	6,000,367
Teradyne, Inc.	26,365	3,531,064
Zebra Technologies Corp., Class A (a)	13,780	5,103,010
		48,024,002
Materials (6.5%)
AptarGroup, Inc.	38,220	6,122,462
Avery Dennison Corp.	15,955	3,522,226
Packaging Corp. of America	13,724	2,956,149
RPM International, Inc.	36,730	4,444,330
Silgan Holdings, Inc.	43,510	2,284,275
		19,329,442
Real Estate (7.0%)
Camden Property Trust	25,494	3,149,274
CubeSmart	66,095	3,557,894
Jones Lang LaSalle, Inc. (a)	21,310	5,749,651
Lamar Advertising Co., Class A	31,607	4,222,695
STAG Industrial, Inc.	107,547	4,204,012
		20,883,526
TOTAL COMMON STOCKS (Cost $227,099,212)		295,640,514

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	3,833,986	3,833,986
TOTAL INVESTMENT COMPANIES (Cost $3,833,986)		3,833,986
Total Investments (Cost $230,933,198) — 100.2%		299,474,500
Liabilities in excess of other assets — (0.2)%		(652,885)
Net Assets — 100.0%		$298,821,615

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
September 30, 2024 (Unaudited)

Common Stocks (99.4%)
	Shares	Fair Value ($)
Communication Services (1.2%)
Cable One, Inc.	25,851	9,042,421
Shutterstock, Inc.	237,046	8,384,317
		17,426,738
Consumer Discretionary (7.1%)
Carter's, Inc.	262,850	17,079,993
Cavco Industries, Inc. (a)	51,597	22,095,899
Choice Hotels International, Inc.	180,535	23,523,711
Columbia Sportswear Co.	310,800	25,855,452
Installed Building Products, Inc.	53,740	13,234,550
		101,789,605
Consumer Staples (6.3%)
Flowers Foods, Inc.	955,242	22,037,433
Lancaster Colony Corp.	102,549	18,107,077
Simply Good Foods (The) Co. (a)	481,586	16,744,745
Sprouts Farmers Market, Inc. (a)	306,347	33,823,772
		90,713,027
Energy (3.9%)
Cactus, Inc., Class A	465,767	27,792,317
Core Laboratories, Inc.	504,577	9,349,812
Helmerich & Payne, Inc.	608,878	18,522,069
		55,664,198
Financials (16.0%)
1st Source Corp.	172,517	10,330,318
Cathay General Bancorp	280,650	12,053,918
Cohen & Steers, Inc.	247,186	23,717,497
Commerce Bancshares, Inc.	259,377	15,406,994
Cullen/Frost Bankers, Inc.	253,418	28,347,337
Donnelley Financial Solutions, Inc. (a)	323,475	21,294,359
Evercore, Inc., Class A	101,995	25,839,413
Hanover Insurance Group (The), Inc.	145,175	21,501,869
Independent Bank Corp.	253,375	14,982,064
International Bancshares Corp.	359,172	21,474,894
Selective Insurance Group, Inc.	238,905	22,289,837
UMB Financial Corp.	110,919	11,658,696
		228,897,196
Health Care (16.4%)
Amphastar Pharmaceuticals, Inc. (a)	226,249	10,979,864
Chemed Corp.	48,210	28,972,764
Corcept Therapeutics, Inc. (a)	649,605	30,063,719
CorVel Corp. (a)	94,433	30,869,203
Globus Medical, Inc., Class A (a)	301,102	21,540,837
Haemonetics Corp. (a)	333,500	26,806,730
Halozyme Therapeutics, Inc. (a)	285,417	16,337,269
ICU Medical, Inc. (a)	133,334	24,296,122
Inmode Ltd. (a)	578,242	9,801,202
Prestige Consumer Healthcare, Inc. (a)	237,961	17,156,988
US Physical Therapy, Inc.	214,475	18,151,019
		234,975,717
Industrials (17.8%)
Acuity Brands, Inc.	80,207	22,088,206
Applied Industrial Technologies, Inc.	152,636	34,057,671
Atkore, Inc.	77,360	6,555,486
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
CSG Systems International, Inc.	396,575	19,293,374
Donaldson Co., Inc.	385,638	28,421,521
ExlService Holdings, Inc. (a)	823,869	31,430,602
Franklin Electric Co., Inc.	254,945	26,723,335
Insperity, Inc.	93,184	8,200,192
Landstar System, Inc.	92,893	17,544,701
MSC Industrial Direct Co., Inc., Class A	207,842	17,886,882
Valmont Industries, Inc.	47,329	13,723,043
Watts Water Technologies, Inc., Class A	142,699	29,565,806
		255,490,819
Information Technology (16.9%)
Axcelis Technologies, Inc. (a)	121,807	12,771,464
Badger Meter, Inc.	98,375	21,486,084
Dolby Laboratories, Inc., Class A	244,678	18,725,207
InterDigital, Inc.	204,322	28,938,125
Littelfuse, Inc.	127,250	33,753,063
Plexus Corp. (a)	160,352	21,921,722
Power Integrations, Inc.	324,374	20,798,861
Progress Software Corp.	505,950	34,085,851
Qualys, Inc. (a)	223,741	28,741,769
Teradata Corp. (a)	688,268	20,882,051
		242,104,197
Materials (6.8%)
AptarGroup, Inc.	193,254	30,957,358
Minerals Technologies, Inc.	257,138	19,858,768
Sensient Technologies Corp.	218,775	17,550,131
Silgan Holdings, Inc.	569,550	29,901,375
		98,267,632
Real Estate (2.9%)
Four Corners Property Trust, Inc.	543,900	15,941,709
STAG Industrial, Inc.	657,860	25,715,747
		41,657,456
Utilities (4.1%)
Chesapeake Utilities Corp.	124,295	15,433,710
IDACORP, Inc.	158,629	16,353,064
ONE Gas, Inc.	238,967	17,783,924
Unitil Corp.	160,904	9,747,564
		59,318,262
TOTAL COMMON STOCKS (Cost $1,086,652,234)		1,426,304,847

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	9,838,635	9,838,635
TOTAL INVESTMENT COMPANIES (Cost $9,838,635)		9,838,635
Total Investments (Cost $1,096,490,869) — 100.1%		1,436,143,482
Liabilities in excess of other assets — (0.1)%		(1,053,650)
Net Assets — 100.0%		$1,435,089,832

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
September 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
September 30, 2024 (Unaudited)

Common Stocks (98.5%)
	Shares	Fair Value ($)
Australia (6.5%)
Brambles Ltd.	319,100	4,206,089
Insurance Australia Group Ltd.	650,000	3,314,457
Westpac Banking Corp.	90,000	1,979,407
Woodside Energy Group Ltd.	122,800	2,128,258
		11,628,211
Canada (9.7%)
BCE, Inc.	41,400	1,439,335
Canadian National Railway Co.	27,700	3,243,631
Intact Financial Corp.	8,400	1,612,984
Magna International, Inc.	49,600	2,034,684
National Bank of Canada	30,000	2,833,524
Royal Bank of Canada	36,100	4,505,660
Tourmaline Oil Corp.	34,000	1,579,016
		17,248,834
Denmark (2.6%)
Novo Nordisk A/S, Class B	30,000	3,572,198
Novonesis (Novozymes), Class B	14,900	1,072,939
		4,645,137
Finland (1.9%)
Kone OYJ, Class B	55,000	3,290,181
France (10.2%)
Air Liquide SA	20,000	3,862,707
Dassault Systemes SE	36,100	1,432,616
Edenred SE	30,800	1,168,389
EssilorLuxottica SA	7,000	1,658,722
Legrand SA	15,200	1,752,812
L'Oreal SA	3,700	1,658,724
Publicis Groupe SA	12,700	1,389,784
Schneider Electric SE	16,000	4,232,996
Societe BIC SA	14,300	961,537
		18,118,287
Germany (7.6%)
Allianz SE (Registered)	6,000	1,968,770
Deutsche Boerse AG	15,100	3,540,984
Hannover Rueck SE	5,600	1,596,228
Merck KGaA	18,300	3,222,128
SAP SE	14,200	3,225,691
		13,553,801
Hong Kong (0.9%)
Sino Land Co. Ltd.	1,506,000	1,652,371
Israel (0.9%)
Check Point Software Technologies Ltd. (a)	5,500	1,060,455
Nice Ltd. (a)	3,500	608,268
		1,668,723
Italy (2.1%)
FinecoBank Banca Fineco SpA	86,000	1,474,608
Terna - Rete Elettrica Nazionale	243,700	2,195,375
		3,669,983
Japan (20.3%)
Ajinomoto Co., Inc.	45,000	1,739,537
Chiba Bank (The) Ltd.	136,200	1,097,106
Inpex Corp.	113,100	1,534,211
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
Kakaku.com, Inc.	93,600	1,626,533
Mitsubishi Estate Co. Ltd.	98,500	1,555,058
Nippon Telegraph & Telephone Corp.	2,330,200	2,384,800
Nitto Denko Corp.	189,000	3,158,726
Nomura Research Institute Ltd.	112,100	4,144,983
Oracle Corp. Japan	40,000	4,112,834
Sumitomo Mitsui Financial Group, Inc.	122,100	2,599,499
Sysmex Corp.	169,600	3,346,920
Terumo Corp.	177,000	3,338,706
Tokio Marine Holdings, Inc.	44,200	1,621,464
Toyota Motor Corp.	218,700	3,917,136
		36,177,513
Jersey, C.I. (2.0%)
Experian PLC	68,500	3,608,717
Netherlands (4.8%)
ASML Holding NV	3,550	2,959,456
ING Groep NV	78,700	1,431,421
Koninklijke Ahold Delhaize NV	32,200	1,112,573
Koninklijke Vopak NV	30,500	1,416,061
Wolters Kluwer NV	10,000	1,685,569
		8,605,080
Norway (0.8%)
Equinor ASA	59,100	1,497,827
Singapore (2.4%)
DBS Group Holdings Ltd.	105,500	3,133,302
Singapore Exchange Ltd.	133,200	1,183,401
		4,316,703
Spain (1.9%)
Industria de Diseno Textil SA	56,100	3,320,383
Sweden (3.3%)
Assa Abloy AB, Class B	46,600	1,568,984
Atlas Copco AB, Class A	119,400	2,309,987
Svenska Handelsbanken AB, Class A	193,500	1,987,515
		5,866,486
Switzerland (8.6%)
Cie Financiere Richemont SA (Registered)	20,000	3,170,846
Nestle SA (Registered)	48,900	4,928,290
Roche Holding AG	15,200	4,865,743
Sonova Holding AG (Registered)	3,100	1,113,499
Zurich Insurance Group AG	1,900	1,146,135
		15,224,513
United Kingdom (11.4%)
Compass Group PLC	67,200	2,153,107
Croda International PLC	16,100	910,146
Johnson Matthey PLC	86,700	1,768,303
National Grid PLC	225,300	3,105,891
Next PLC	24,300	3,182,888
RELX PLC (London Exchange)	75,700	3,576,501

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
September 30, 2024 (Unaudited)
Common Stocks (continued)
	Shares	Fair Value ($)
United Kingdom (continued)
Schroders PLC	203,400	951,490
Unilever PLC	72,600	4,701,719
		20,350,045
United States (0.6%)
Tenaris SA	69,200	1,098,405
TOTAL COMMON STOCKS (Cost $133,547,106)		175,541,200

Investment Companies (0.8%)
	Principal Amount ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.78% (b)	1,373,529	1,373,529
TOTAL INVESTMENT COMPANIES (Cost $1,373,529)		1,373,529
Total Investments (Cost $134,920,635) — 99.3%		176,914,729
Other assets in excess of liabilities — 0.7%		1,315,675
Net Assets — 100.0%		$178,230,404

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2024.

PLC	Public Limited Company
The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2024:
Industry	Percentage of Total Net Assets
Financials	21.8%
Industrials	17.1
Health Care	11.8
Consumer Discretionary	10.1
Information Technology	9.8
Consumer Staples	7.9
Materials	6.1
Energy	5.2
Communication Services	3.8
Utilities	3.1
Real Estate	1.8
Investment Companies	0.8
Other net assets	0.7
Total	100.0%